Acquisitions - Narrative (Details) $ in Millions, $ in Millions				2 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023 CAD ($)	Aug. 31, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Feb. 27, 2023	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Feb. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							$ 11	$ 11
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership	50.00%			50.00%				50.00%
Total Purchase Consideration	$ 514								$ 378
Accounts Payable and Accrued Liabilities	3
Fair value of accounts receivable and accrued revenues recognised as of acquisition date	508
Carrying value of investment in joint ventures recognised as of acquisition date	554
Non-cash revaluation loss, before tax	34
Non-cash revaluation loss, after tax			$ 23
Non-cash revaluation loss, cumulative foreign exchange	$ 12
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							11	$ 9
Revenue of acquiree since acquisition date						$ 4,100
Profit (loss) of acquiree since acquisition date					$ (85)
Revenue of combined entity as if combination occurred at beginning of period							52,200
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 4,000
BP-Husky Refining LLC | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						96
BP-Husky Refining LLC | Inventory
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						(66)
BP-Husky Refining LLC | Other Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						(3)
BP-Husky Refining LLC | Accounts Payable And Accrued Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						$ (1)
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership		50.00%
Total Purchase Consideration		$ 1,034
Fair value of accounts receivable and accrued revenues recognised as of acquisition date		1,559
Carrying value of investment in joint ventures recognised as of acquisition date		960
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								2
Contingent consideration maximum payment		$ 600
Non-cash revaluation gain, before tax								599
Non-cash revaluation gain, after tax								$ 457